Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Loss for the period	$ (153,504)	$ (86,854)
Weighted average number of ordinary shares outstanding basic (in shares)	252,218,456	225,523,805
Weighted average number of ordinary shares outstanding diluted (in shares)	252,218,456	225,523,805
Basic loss per share (in dollars per share)	$ (0.61)	$ (0.39)
Diluted loss per share (in dollars per share)	$ (0.61)	$ (0.39)